Government Grants - Summary of Changes in Government Grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in government grants
Beginning balance	₩ (521,101)	₩ (512,747)
Receipt	(57,207)	(50,755)
Acquisitions	5,544	23,155
Offset the items of depreciation expense and others	36,589	34,931
Disposals	2,842	1,673
Others	(5,644)	(17,358)
Ending balance	(538,977)	(521,101)
Cash
Changes in government grants
Beginning balance	0	0
Receipt	(57,207)	(50,755)
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	57,207	50,755
Ending balance	0	0
Land
Changes in government grants
Beginning balance	(27,405)	(23,474)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	1	1
Others	0	(3,932)
Ending balance	(27,404)	(27,405)
Buildings
Changes in government grants
Beginning balance	(50,437)	(52,122)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	5,070	5,360
Disposals	0	0
Others	(860)	(3,675)
Ending balance	(46,227)	(50,437)
Structures
Changes in government grants
Beginning balance	(165,608)	(172,021)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	9,562	9,568
Disposals	1,611	1,250
Others	(3,446)	(4,405)
Ending balance	(157,881)	(165,608)
Machinery
Changes in government grants
Beginning balance	(127,126)	(140,082)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	17,413	17,283
Disposals	1,230	405
Others	(11,341)	(4,732)
Ending balance	(119,824)	(127,126)
Vehicles
Changes in government grants
Beginning balance	(2,045)	(1,675)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	960	663
Disposals	0	0
Others	(1,752)	(1,033)
Ending balance	(2,837)	(2,045)
Equipment
Changes in government grants
Beginning balance	(6,608)	(149)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	2,011	494
Disposals	0	0
Others	(1,335)	(6,953)
Ending balance	(5,932)	(6,608)
Tools
Changes in government grants
Beginning balance	(99)	(64)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	38	32
Disposals	0	0
Others	(1)	(67)
Ending balance	(62)	(99)
Construction in progress
Changes in government grants
Beginning balance	(135,926)	(111,822)
Receipt	0	0
Acquisitions	5,544	23,155
Offset the items of depreciation expense and others	0	0
Disposals	0	17
Others	(43,092)	(47,276)
Ending balance	(173,474)	(135,926)
Investment properties
Changes in government grants
Beginning balance	(21)	(30)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1	1
Disposals	0	0
Others	(2)	8
Ending balance	(22)	(21)
Software
Changes in government grants
Beginning balance	(174)	(91)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	85	60
Disposals	0	0
Others	(324)	(143)
Ending balance	(413)	(174)
Development expenditures
Changes in government grants
Beginning balance	(3,477)	(3,820)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	1,356	1,466
Disposals	0	0
Others	0	(1,123)
Ending balance	(2,121)	(3,477)
Intangible assets under development
Changes in government grants
Beginning balance	(2,108)	(7,326)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Others	(350)	5,218
Ending balance	(2,458)	(2,108)
Others
Changes in government grants
Beginning balance	(67)	(71)
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	93	4
Disposals	0	0
Others	(348)	0
Ending balance	₩ (322)	₩ (67)